Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Disclosure of internal credit grades [line items]
ECL allowance	$ 20	$ 22
Residential mortgages	274,544	274,244	[1]
Business and government loans	201,551	194,870	[1]
Customers' liability under acceptances	6,130	10,816	[1]
Expected credit loss allowance on debt securities classified at amortized cost	18	20
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	930	787
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	16	13
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	3	3
Business and government loans	$ 647	$ 270

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.